RELATED PARTIES - Impact Investments Narrative (Details) $ in Millions						1 Months Ended	12 Months Ended
	Dec. 07, 2025 USD ($) shares	Jun. 07, 2025 USD ($) shares	Dec. 07, 2024 USD ($) shares	Aug. 01, 2024 USD ($)	Jun. 07, 2024 USD ($) shares	Aug. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expense							$ 26.0	$ 18.0	$ 18.0
Impact Investments LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Legal and regulatory costs					$ 0.1	$ 2.0	0.6	$ 0.4
Discretionary additional fee				$ 3.0
Issue of equity			$ 2.0
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares			1,659,640
Impact Investments LLC | ADR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares			66,385
Impact Investments LLC | Termination letter entered into with Impact Investment LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of equity					$ 2.0
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares					2,066,954
Impact Investments LLC | Termination letter entered into with Impact Investment LLC | ADR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares					82,678
Impact Investments LLC | Warrant A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant liability				$ 12.0
Vesting period				3 years
Expense from share-based payment transactions with parties other than employees							4.0
Equity-settled share-based payment expense							5.0
Impact Investments LLC | Warrant A | 2024 Agreement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of equity	$ 2.0	$ 2.0
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	950,209	1,087,855
Impact Investments LLC | Warrant A | 2024 Agreement | ADR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	38,008	43,514
Impact Investments LLC | Warrant B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant liability				$ 2.0
Anniversary period after signing 2024 agreement				3 years
Impact Investments LLC | Warrant B | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				6 months
Impact Investments LLC | Warrant B | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years
Impact Investments LLC | Warrant C
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant liability				$ 2.0
Anniversary period after signing 2024 agreement				4 years
Impact Investments LLC | Warrant C | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				6 months
Impact Investments LLC | Warrant C | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				5 years
Impact Investments LLC | Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
90-day average trading price, period				90 days
Impact Investments LLC | Warrants | Agreement with Impact Investments LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
90-day average trading price, period		90 days	90 days
Impact Investments LLC | Warrants B and C and discretionary cash payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share-based payment expense							$ 0.0
Impact Investments LLC | Contingently issuable shares | Termination letter entered into with Impact Investment LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
90-day average trading price, period					90 days